Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings per Share
Earnings per Share

Note 14. Earnings per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period. For all periods presented, potentially dilutive outstanding shares consisted solely of our stock-based awards. Our potential common shares consist of the incremental common shares issuable upon the exercise of the options and vesting of restricted stock units. The dilutive effect of outstanding stock-based awards is reflected in diluted earnings per share by application of the treasury stock method. For all periods presented, all outstanding common stock consisted of a single‑class.

Basic and diluted earnings (loss) per share are computed as follows:

	Year Ended
	December 31,
	2016	2015	2014
Net income (loss) available to common stockholders	$48,852	$13,863	$(25,825)

Weighted average outstanding shares of common stock	85,053,890	77,216,133	65,253,954
Dilutive effect of stock-based awards	3,524,302	425,255	—
Adjusted weighted average outstanding and assumed conversions for diluted EPS	88,578,192	77,641,388	65,253,954

Earnings (loss) per share from continuing operations:
Basic	$0.57	$0.17	$(0.40)
Diluted	0.55	0.17	(0.40)

Earnings per share from discontinued operations:
Basic	$—	$0.01	$—
Diluted	—	0.01	—

Total earnings (loss) per share:
Basic	$0.57	$0.18	$(0.40)
Diluted	0.55	0.18	(0.40)

Employee stock options and RSUs that were excluded from the calculation of diluted earnings per share because their effect is anti‑dilutive for the periods presented were as follows:

	Years Ended
	December 31,
	2016	2015	2014

Employee stock-based awards	341,054	2,035,332	2,536,960

The criteria associated with all of our outstanding performance-based stock options as defined in the terms of the applicable award agreements, were satisfied as of September  30, 2016 and, as a result, outstanding performance-based stock options were included in the calculation of diluted earnings per share for the year ended December 31, 2016. Performance-based stock options of 2,794,910 and 2,487,275 as of December 31, 2015 and 2014, respectively, were not included in the calculation of diluted earnings per share as the vesting conditions had not yet been satisfied.